Other Assets (Tables)	9 Months Ended
Jul. 31, 2024
Other Assets [Abstract]
Schedule of Other Assets
Other Assets
(millions of Canadian dollars) As at
July 31 October 31
2024 2023
Accounts receivable and other items
1
$ 12,595 $ 13,893
Accrued interest 5,649 5,504
Cheques and other items in transit 490 –
Current income tax receivable 4,152 4,814
Defined benefit asset

1,258

1,254
Prepaid expenses 2 1,794 1,462
Reinsurance contract assets 749 702
Total 2 $ 26,687 $ 27,629
Includes assets related to disposal groups classified as held for sale in connection with the Cowen acquisition. Refer to Note 8 for further details.
2

Balances as at October 31, 2023 have been restated for the adoption of IFRS 17. Refer to Note 2 for details.